Note 8 - Intangible assets:	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
8 - Intangible assets

2011	Cost	Accumulated amortization	Net book value

Patents (1)	$3,739	$2,191	$1,548

2010	Cost	Accumulated amortization	Net book value

Patents (1)	$3,510	$1,875	$1,635

(1)	Loss on write-down of patents for the year ended December 31, 2011 amounted to $95 (2010 - $25) relating to certain technologies no longer being pursued by the Company.

Amortization expense for the year ended December 31, 2011 amounted to $335 (2010 - $316).

The estimated aggregate amortization expense for intangible assets held at December 31, 2011, for each of the five succeeding years is expected as follows:

2012	$316
2013	297
2014	263
2015	222
2016	135
$1,233